Foreign exchange risk (Details)	Jan. 31, 2014 ARS	Jan. 31, 2014 CAD
Cash and cash equivalents	6,136,329	658,668
Accounts payable	(249,992)	(89,541)
Long term debt	(280,429)
Net exposure	(5,605,908)	569,127